Note 21 - Subsequent Events (Details Textual) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Millions	Jan. 03, 2019	Feb. 01, 2019
Interest Rate Swap [Member] | Singleton Shipping Co [Member]
Derivative, Notional Amount		$ 23.2
Derivative, Fixed Interest Rate		2.554%
Interest Rate Swap [Member] | Tatum Shipping Co [Member]
Derivative, Notional Amount		$ 22.8
Derivative, Fixed Interest Rate		2.527%
Series B Preferred Stock [Member]
Dividends Payable, Amount Per Share	$ 0.476563
Dividends Payable, Date Declared	Jan. 03, 2019
Dividends Payable, Date to be Paid	Jan. 15, 2019
Dividends Payable, Date of Record	Jan. 14, 2019
Series C Preferred Stock [Member]
Dividends Payable, Amount Per Share	$ 0.53125
Dividends Payable, Date Declared	Jan. 03, 2019
Dividends Payable, Date to be Paid	Jan. 15, 2019
Dividends Payable, Date of Record	Jan. 14, 2019
Series D Preferred Stock [Member]
Dividends Payable, Amount Per Share	$ 0.546875
Dividends Payable, Date Declared	Jan. 03, 2019
Dividends Payable, Date to be Paid	Jan. 15, 2019
Dividends Payable, Date of Record	Jan. 14, 2019
Series E Preferred Stock [Member]
Dividends Payable, Amount Per Share	$ 0.554688
Dividends Payable, Date Declared	Jan. 03, 2019
Dividends Payable, Date to be Paid	Jan. 15, 2019
Dividends Payable, Date of Record	Jan. 14, 2019
Common Stock [Member]
Dividends Payable, Amount Per Share	$ 0.10
Dividends Payable, Date Declared	Jan. 03, 2019
Dividends Payable, Date to be Paid	Feb. 07, 2019
Dividends Payable, Date of Record	Jan. 22, 2019